Segment Reporting	12 Months Ended
Dec. 31, 2010
Segment Reporting [Abstract]
Segment Reporting
(21) Segment Reporting
The Group operates in four principal operating segments: P&C, Life, Claims Adjusting and Datong. Business segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance.
The principle activities of the four reportable operating segments are as follows:
1) P&C segment
This segment provides brokerage and agency services of property and casualty insurance products.
2) Life segment
This segment mainly provides life insurance brokerage and agency services.
3) Claims Adjusting segment
This segment provides pre-underwriting survey, claim adjusting, disposal of residual value, loading and unloading supervision and consulting services.
4) Datong segment
Datong segment is engaged in providing life insurance brokerage and agency services. The Group considers Datong as a separate segment as the target customers is different from the life segment and its performance will be reviewed by management individually.
The following table shows our operations by business segment for the years ended December 31, 2008, 2009 and 2010. Other includes expenses not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US$

Net revenues
P&C	599,353	783,220	821,259	124,433
Life	154,174	177,713	235,584	35,695
Claims Adjusting	89,012	140,670	177,094	26,832
Datong	1,423	53,248	251,092	38,044

Total net revenues	843,962	1,154,851	1,485,029	225,004

Operating costs and expenses
P&C	(319,776)	(408,643)	(389,266)	(58,980)
Life	(127,634)	(158,804)	(194,612)	(29,487)
Claims Adjusting	(70,961)	(121,753)	(156,825)	(23,761)
Datong	(5,837)	(72,281)	(214,001)	(32,424)
Others	(109,954)	(67,174)	(98,710)	(14,956)

Total operating costs and expenses	(634,162)	(828,655)	(1,053,414)	(159,608)

Income (loss) from operations
P&C	279,577	374,577	431,993	65,453
Life	26,540	18,909	40,972	6,208
Claims Adjusting	18,051	18,917	20,269	3,071
Datong	(4,414)	(19,033)	37,091	5,620
Others	(109,954)	(67,174)	(98,710)	(14,956)

Total income from operations	209,800	326,196	431,615	65,396

	As of December 31,
	2009	2010	2010
	RMB	RMB	US$

Segment assets
P&C	956,836	1,876,999	284,394
Life	120,860	175,064	26,525
Claims Adjusting	174,425	175,777	26,633
Datong	169,507	282,799	42,848
Others	1,124,337	1,343,817	203,608

Total assets	2,545,965	3,854,456	584,008